UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23239

AMERICAN BEACON INSTITUTIONAL FUNDS TRUST

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

Diversified Fund

Class AAL: ZABDFX

Semi-Annual Shareholder Report - April 30, 2025

This semi-annual shareholder report contains important information about American Beacon Diversified Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAL	$20	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$539,487,398
# of Portfolio Holdings	538
Portfolio Turnover Rate	39%
Total Management Fees Paid	$917,608

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 3.875%, Due 8/15/2034	2.9
U.S. Treasury Notes, 4.625%, Due 2/15/2035	2.9
U.S. Treasury Notes, 0.250%, Due 5/31/2025	1.3
American International Group, Inc.	1.0
U.S. Treasury Floating Rate Notes, 4.343%, Due 1/31/2027	0.9
U.S. Treasury Inflation-Indexed Bonds, 2.375%, Due 2/15/2055	0.9
Medtronic PLC	0.8
U.S. Treasury Bonds, 3.000%, Due 8/15/2052	0.8
QUALCOMM, Inc.	0.7
Philip Morris International, Inc.	0.7

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.6
Utilities	5.3
Consumer Staples	5.4
Energy	5.7
Materials	6.4
Communication Services	7.4
Consumer Discretionary	9.7
Health Care	10.9
Information Technology	14.1
Industrials	14.3
Financials	19.2

Top Ten Country Exposure - % Investments

Value	Value
Taiwan	0.7
Netherlands	0.8
Brazil	0.9
China	1.2
Germany	2.2
Canada	2.2
France	2.5
Japan	3.0
United Kingdom	3.5
United States	73.8

Top Ten Industry Allocations - % Fixed Income

U.S. Agency Mortgage-Backed Obligations
41.6
U.S. Treasury Obligations
31.1
Banks
6.4
Electric
5.7
Asset-Backed Obligations
3.0
Media
1.6
Diversified Financial Services
1.5
Foreign Sovereign Obligations
1.5
Pipelines
1.1
Pharmaceuticals
0.9
0%
10%
20%
30%
40%
50%

Value	Value
Pharmaceuticals	0.9
Pipelines	1.1
Foreign Sovereign Obligations	1.5
Diversified Financial Services	1.5
Media	1.6
Asset-Backed Obligations	3.0
Electric	5.7
Banks	6.4
U.S. Treasury Obligations	31.1
U.S. Agency Mortgage-Backed Obligations	41.6

Asset Allocation - % Investments

Value	Value
Common Stocks	42.1
Foreign Common Stocks	20.1
U.S. Agency Mortgage-Backed Obligations	14.3
U.S. Treasury Obligations	10.7
Corporate Obligations	5.4
Investment Companies	2.7
Foreign Corporate Obligations	2.3
Asset-Backed Obligations	1.0
Foreign Sovereign Obligations	0.5
Securities Lending Collateral	0.5
Commercial Mortgage-Backed Obligations	0.2
Foreign Preferred Stocks	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

Diversified Fund

Semi-Annual Shareholder Report - April 30, 2025

DIV_AAL 0425

Class AAL: ZABDFX

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principal Accountant Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Institutional Funds Trust

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Beacon®

INSTITUTIONAL FUNDS TRUST

2025

SEMI-ANNUAL FINANCIAL STATEMENTS

April 30, 2025

DIVERSIFIED FUND

Div 0425

American Beacon Advisors

Additional Fund Information	Back Cover

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Institutional Funds Trust	April 30, 2025

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 42.20%

Communication Services - 2.63%

Diversified Telecommunication Services - 0.34%
Verizon Communications, Inc.	41,600	$1,832,896

Entertainment - 0.71%
Electronic Arts, Inc.	7,291	1,057,851
Spotify Technology SAA	3,710	2,277,866
Warner Bros Discovery, Inc.A	55,400	480,318

		3,816,035

Interactive Media & Services - 0.78%
Alphabet, Inc., Class A	15,030	2,386,764
Alphabet, Inc., Class C	11,274	1,813,874

		4,200,638

Media - 0.80%
Comcast Corp., Class A	95,286	3,258,781
Omnicom Group, Inc.	8,000	609,280
Paramount Global, Class B	37,800	443,772

		4,311,833

Total Communication Services		14,161,402

Consumer Discretionary - 2.28%

Automobile Components - 0.07%
BorgWarner, Inc.	14,000	397,320

Automobiles - 0.33%
General Motors Co.	39,600	1,791,504

Hotels, Restaurants & Leisure - 0.94%
Carnival Corp.A	144,400	2,648,296
Las Vegas Sands Corp.	35,686	1,308,606
Wynn Resorts Ltd.	13,779	1,106,591

		5,063,493

Household Durables - 0.56%
Lennar Corp., Class A	26,984	2,930,732
Lennar Corp., Class B	666	68,845

		2,999,577

Specialty Retail - 0.38%
Lithia Motors, Inc.	1,400	409,864
Lowe’s Cos., Inc.	7,200	1,609,632

		2,019,496

Total Consumer Discretionary		12,271,390

Consumer Staples - 2.45%

Beverages - 1.06%
Coca-Cola Co.	26,500	1,922,575
Constellation Brands, Inc., Class A	5,700	1,068,978
Keurig Dr. Pepper, Inc.	79,690	2,756,477

		5,748,030

Food Products - 0.36%
Conagra Brands, Inc.	18,500	457,135
Kraft Heinz Co.	51,400	1,495,740

		1,952,875

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 42.20% (continued)

Consumer Staples - 2.45% (continued)

Household Products - 0.30%
Procter & Gamble Co.	9,900	$1,609,443

Tobacco - 0.73%
Philip Morris International, Inc.	22,908	3,925,515

Total Consumer Staples		13,235,863

Energy - 3.00%

Energy Equipment & Services - 0.75%
Baker Hughes Co.	26,700	945,180
Halliburton Co.	65,448	1,297,179
NOV, Inc.	99,500	1,155,195
Schlumberger NV	19,300	641,725

		4,039,279

Oil, Gas & Consumable Fuels - 2.25%
APA Corp.	109,800	1,706,292
ConocoPhillips	6,653	592,915
Coterra Energy, Inc.	62,900	1,544,824
Exxon Mobil Corp.	23,519	2,484,312
Hess Corp.	6,946	896,381
Murphy Oil Corp.	8,600	176,558
Ovintiv, Inc.	26,700	896,586
Permian Resources Corp.	73,581	868,256
Phillips 66	14,941	1,554,761
Shell PLC, ADR	22,200	1,431,456

		12,152,341

Total Energy		16,191,620

Financials - 8.59%

Banks - 3.62%
Bank of America Corp.	87,141	3,475,183
Citigroup, Inc.	40,300	2,755,714
Citizens Financial Group, Inc.	29,400	1,084,566
Commerce Bancshares, Inc.	15,540	943,900
Cullen/Frost Bankers, Inc.	10,600	1,234,582
First Citizens BancShares, Inc., Class A	232	412,760
PNC Financial Services Group, Inc.	9,100	1,462,279
Truist Financial Corp.	14,640	561,298
U.S. Bancorp	73,550	2,967,007
Wells Fargo & Co.	45,842	3,255,240
Western Alliance Bancorp	19,301	1,345,473

		19,498,002

Capital Markets - 1.21%
Ameriprise Financial, Inc.	5,950	2,802,569
Bank of New York Mellon Corp.	4,900	394,009
Blackstone, Inc.	11,700	1,541,007
Goldman Sachs Group, Inc.	740	405,187
State Street Corp.	15,500	1,365,550

		6,508,322

Consumer Finance - 0.87%
American Express Co.	5,445	1,450,603
Capital One Financial Corp.	17,900	3,226,654
SLM Corp.	743	21,477

		4,698,734

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 42.20% (continued)

Financials - 8.59% (continued)

Financial Services - 0.82%
Corebridge Financial, Inc.	25,300	$749,639
Fidelity National Information Services, Inc.	46,863	3,696,553

		4,446,192

Insurance - 2.07%
American International Group, Inc.	66,946	5,457,438
Aon PLC, Class A	4,032	1,430,513
Arch Capital Group Ltd.	15,020	1,362,014
Everest Group Ltd.	2,312	829,615
Hartford Insurance Group, Inc.	7,300	895,491
Willis Towers Watson PLC	3,914	1,204,729

		11,179,800

Total Financials		46,331,050

Health Care - 5.82%

Biotechnology - 0.36%
Amgen, Inc.	6,700	1,949,164

Health Care Equipment & Supplies - 1.76%
Alcon AGB	18,700	1,825,307
GE HealthCare Technologies, Inc.	21,883	1,539,031
Medtronic PLC	50,576	4,286,822
Solventum Corp.A	5,300	350,436
STERIS PLC	4,203	944,582
Zimmer Biomet Holdings, Inc.	5,150	530,708

		9,476,886

Health Care Providers & Services - 1.92%
Centene Corp.A	11,700	700,245
Cigna Group	2,040	693,682
CVS Health Corp.	21,100	1,407,581
Elevance Health, Inc.	8,235	3,463,476
HCA Healthcare, Inc.	2,410	831,643
Humana, Inc.	3,700	970,288
Labcorp Holdings, Inc.	1,800	433,818
UnitedHealth Group, Inc.	4,526	1,862,177

		10,362,910

Life Sciences Tools & Services - 0.54%
Avantor, Inc.A	91,670	1,190,793
Danaher Corp.	7,600	1,514,908
ICON PLCA	1,493	226,100

		2,931,801

Pharmaceuticals - 1.24%
GSK PLC, ADR B	10,500	418,425
Merck & Co., Inc.	36,635	3,121,302
Roche Holding AG	3,292	1,074,133
Sanofi SA, ADR	37,856	2,080,187

		6,694,047

Total Health Care		31,414,808

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 42.20% (continued)

Industrials - 4.74%

Aerospace & Defense - 0.70%
Boeing Co.A	4,740	$868,558
General Dynamics Corp.	7,800	2,122,536
RTX Corp.	6,100	769,393

		3,760,487

Air Freight & Logistics - 0.26%
FedEx Corp.	6,610	1,390,281

Building Products - 0.40%
Johnson Controls International PLC	25,482	2,137,940

Commercial Services & Supplies - 0.17%
Waste Connections, Inc.	4,700	928,861

Construction & Engineering - 0.19%
AECOM	7,025	693,016
Fluor Corp.A	8,800	307,032

		1,000,048

Electrical Equipment - 0.33%
Vertiv Holdings Co., Class A	21,079	1,799,725

Ground Transportation - 0.62%
JB Hunt Transport Services, Inc.	6,868	896,824
Norfolk Southern Corp.	2,800	627,340
Uber Technologies, Inc.A	22,434	1,817,378

		3,341,542

Machinery - 1.64%
CNH Industrial NV	67,200	777,504
Cummins, Inc.	4,600	1,351,664
Deere & Co.	900	417,204
Fortive Corp.	11,019	767,914
Oshkosh Corp.	11,500	963,240
PACCAR, Inc.	8,050	726,191
Parker-Hannifin Corp.	5,800	3,509,348
Timken Co.	5,400	346,950

		8,860,015

Professional Services - 0.43%
Experian PLC	38,019	1,882,314
Jacobs Solutions, Inc.	3,654	452,365

		2,334,679

Total Industrials		25,553,578

Information Technology - 5.24%

Communications Equipment - 0.70%
F5, Inc.A	14,300	3,785,782

Electronic Equipment, Instruments & Components - 0.30%
Teledyne Technologies, Inc.A	3,500	1,631,105

IT Services - 0.22%
Cognizant Technology Solutions Corp., Class A	16,295	1,198,823

Semiconductors & Semiconductor Equipment - 1.34%
Entegris, Inc.	7,962	629,953
Microchip Technology, Inc.	47,758	2,200,689
Micron Technology, Inc.	6,250	480,938
QUALCOMM, Inc.	26,459	3,928,103

		7,239,683

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 42.20% (continued)

Information Technology - 5.24% (continued)

Software - 2.68%
Adobe, Inc.A	4,700	$1,762,406
ANSYS, Inc.A	5,900	1,899,092
Atlassian Corp., Class AA	3,970	906,391
Microsoft Corp.	9,250	3,656,155
Monday.com Ltd.A	4,330	1,216,686
Oracle Corp.	11,193	1,575,079
Workday, Inc., Class AA	13,900	3,405,500

		14,421,309

Total Information Technology		28,276,702

Materials - 3.48%

Chemicals - 2.65%
Air Products & Chemicals, Inc.	13,739	3,724,506
Axalta Coating Systems Ltd.A	52,863	1,718,047
Corteva, Inc.	41,900	2,597,381
Ecolab, Inc.	8,100	2,036,583
Linde PLC	2,300	1,042,429
Olin Corp.	26,000	562,120
PPG Industries, Inc.	9,000	979,740
RPM International, Inc.	15,500	1,654,625

		14,315,431

Construction Materials - 0.83%
CRH PLC	23,887	2,279,298
Martin Marietta Materials, Inc.	4,200	2,200,716

		4,480,014

Total Materials		18,795,445

Real Estate - 0.97%

Industrial REITs - 0.14%

Prologis, Inc.	7,646	781,421

Residential REITs - 0.23%
Equity LifeStyle Properties, Inc.	19,200	1,243,776

Specialized REITs - 0.60%
Public Storage	4,611	1,385,283
VICI Properties, Inc.	57,096	1,828,214

		3,213,497

Total Real Estate		5,238,694

Utilities - 3.00%

Electric Utilities - 1.88%
Entergy Corp.	36,362	3,024,228
Pinnacle West Capital Corp.	20,302	1,932,344
PPL Corp.	37,100	1,354,150
Xcel Energy, Inc.	53,953	3,814,477

		10,125,199

Gas Utilities - 0.44%
Atmos Energy Corp.	14,700	2,361,261

Multi-Utilities - 0.33%
Dominion Energy, Inc.	32,600	1,772,788

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 42.20% (continued)

Utilities - 3.00% (continued)

Water Utilities - 0.35%
American Water Works Co., Inc.	13,000	$1,911,130

Total Utilities		16,170,378

Total Common Stocks (Cost $179,285,773)		227,640,930

	Principal Amount

CORPORATE OBLIGATIONS - 5.35%

Basic Materials - 0.03%

Chemicals - 0.03%
EIDP, Inc., 1.700%, Due 7/15/2025	$180,000	178,846

Communications - 0.63%

Media - 0.57%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.200%, Due 3/15/2028	130,000	127,618
6.100%, Due 6/1/2029	330,000	341,265
6.484%, Due 10/23/2045	140,000	130,313
5.750%, Due 4/1/2048	465,000	396,435
Cox Communications, Inc.,
5.450%, Due 9/1/2034C	330,000	323,647
5.800%, Due 12/15/2053C	510,000	456,799
5.950%, Due 9/1/2054C	1,420,000	1,297,547

		3,073,624

Telecommunications - 0.06%
AT&T, Inc.,
3.800%, Due 12/1/2057	235,000	162,045
3.650%, Due 9/15/2059	260,000	172,024

		334,069

Total Communications		3,407,693

Consumer, Cyclical - 0.33%

Airlines - 0.01%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019-1, AA	91,089	82,951

Auto Manufacturers - 0.17%
Ford Motor Credit Co. LLC,
6.798%, Due 11/7/2028	700,000	713,563
5.303%, Due 9/6/2029	200,000	192,415

		905,978

Entertainment - 0.15%
Warnermedia Holdings, Inc., 5.141%, Due 3/15/2052	1,180,000	811,241

Total Consumer, Cyclical		1,800,170

Consumer, Non-Cyclical - 0.02%

Commercial Services - 0.02%
Moody’s Corp., 2.550%, Due 8/18/2060	180,000	90,032

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 5.35% (continued)

Energy - 0.32%

Oil & Gas - 0.25%
BP Capital Markets America, Inc., 3.379%, Due 2/8/2061	$200,000	$125,434
BP Capital Markets PLC, 6.450%, Due 12/1/2033, (5 yr. CMT + 2.153%)D E	575,000	571,981
Devon Energy Corp., 7.875%, Due 9/30/2031	160,000	180,875
Occidental Petroleum Corp.,
5.200%, Due 8/1/2029	180,000	177,296
6.625%, Due 9/1/2030	260,000	268,975

		1,324,561

Pipelines - 0.07%
Kinder Morgan Energy Partners LP, 5.400%, Due 9/1/2044	85,000	76,237
ONEOK Partners LP, 6.850%, Due 10/15/2037	125,000	132,015
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032C	205,000	171,391

		379,643

Total Energy		1,704,204

Financial - 1.97%

Banks - 1.02%
Bank of America Corp., 2.482%, Due 9/21/2036, (5 yr. CMT + 1.200%)D	1,425,000	1,186,935
Citizens Financial Group, Inc., 5.841%, Due 1/23/2030, (1 day USD SOFR + 2.010%)D	240,000	245,366
JPMorgan Chase & Co., 6.500%, Due 4/1/2030, OO, (5 yr. CMT + 2.152%)D E	535,000	536,532
Morgan Stanley, 2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)D	1,410,000	1,174,026
Truist Financial Corp., 4.950%, Due 9/1/2025, P, (5 yr. CMT + 4.605%)D E	795,000	789,074
U.S. Bancorp, 5.300%, Due 4/15/2027, J, (3 mo. USD Term SOFR + 3.176%)D E	380,000	369,442
Wells Fargo & Co.,
5.875%, Due 6/15/2025, UE F	790,000	786,373
3.900%, Due 3/15/2026, BB, (5 yr. CMT + 3.453%)D E	450,000	441,855

		5,529,603

Diversified Financial Services - 0.51%
American Express Co., 3.550%, Due 9/15/2026, D, (5 yr. CMT + 2.854%)D E	140,000	133,957
Charles Schwab Corp.,
5.375%, Due 6/1/2025, G, (5 yr. CMT + 4.971%)D E	1,810,000	1,804,312
4.000%, Due 6/1/2026, I, (5 yr. CMT + 3.168%)D E	840,000	814,608

		2,752,877

Insurance - 0.17%
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	145,000	85,600
Markel Group, Inc.,
5.000%, Due 5/20/2049	380,000	328,861
3.450%, Due 5/7/2052	450,000	297,284
MetLife, Inc., 3.850%, Due 9/15/2025, G, (5 yr. CMT + 3.576%)D E	185,000	182,644

		894,389

Investment Companies - 0.25%
ARES Capital Corp.,
7.000%, Due 1/15/2027	100,000	102,720
2.875%, Due 6/15/2028	270,000	250,438
Blue Owl Capital Corp., 2.875%, Due 6/11/2028	310,000	282,510
Golub Capital BDC, Inc., 2.500%, Due 8/24/2026	745,000	716,497

		1,352,165

REITS - 0.02%
Alexandria Real Estate Equities, Inc., 3.550%, Due 3/15/2052	145,000	95,929

Total Financial		10,624,963

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 5.35% (continued)

Industrial - 0.09%

Aerospace/Defense - 0.09%
Boeing Co.,
3.200%, Due 3/1/2029	$285,000	$268,780
5.150%, Due 5/1/2030	200,000	201,765

		470,545

Technology - 0.15%

Computers - 0.01%
Dell International LLC/EMC Corp., 3.450%, Due 12/15/2051	71,000	46,990

Semiconductors - 0.14%
Foundry JV Holdco LLC, 6.300%, Due 1/25/2039C	765,000	792,285

Total Technology		839,275

Utilities - 1.81%

Electric - 1.81%
Appalachian Power Co., 4.500%, Due 3/1/2049, Y	795,000	631,641
Arizona Public Service Co., 2.650%, Due 9/15/2050	105,000	60,713
Consumers Energy Co., 2.500%, Due 5/1/2060	91,000	48,994
Dominion Energy, Inc.,
6.875%, Due 2/1/2055, A, (5 yr. CMT + 2.386%)D	235,000	241,976
6.625%, Due 5/15/2055, (5 yr. CMT + 2.207%)D	740,000	727,590
DTE Energy Co., 1.050%, Due 6/1/2025, F	275,000	274,040
Duke Energy Carolinas LLC,
5.250%, Due 3/15/2035	235,000	238,142
6.000%, Due 1/15/2038	145,000	152,729
6.050%, Due 4/15/2038	405,000	426,568
3.200%, Due 8/15/2049	175,000	116,508
Duke Energy Corp., 5.800%, Due 6/15/2054	400,000	383,899
Duke Energy Progress LLC,
4.150%, Due 12/1/2044	255,000	206,917
4.200%, Due 8/15/2045	125,000	101,853
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, A-2	715,000	595,286
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	115,000	76,318
Entergy Corp.,
2.800%, Due 6/15/2030	115,000	104,474
7.125%, Due 12/1/2054, (5 yr. CMT + 2.670%)D	200,000	201,087
Entergy Louisiana LLC,
4.000%, Due 3/15/2033	137,000	127,708
5.350%, Due 3/15/2034	440,000	446,502
Entergy Mississippi LLC, 5.800%, Due 4/15/2055	145,000	142,050
Florida Power & Light Co., 3.950%, Due 3/1/2048	120,000	94,216
Kentucky Utilities Co., 3.300%, Due 6/1/2050	185,000	123,554
National Rural Utilities Cooperative Finance Corp., 5.450%, Due 10/30/2025	220,000	220,961
Pacific Gas & Electric Co., 5.550%, Due 5/15/2029	145,000	147,112
PacifiCorp,
4.150%, Due 2/15/2050	485,000	363,672
5.350%, Due 12/1/2053	585,000	520,254
5.500%, Due 5/15/2054	595,000	539,443
Public Service Enterprise Group, Inc.,
5.450%, Due 4/1/2034	515,000	519,823
5.400%, Due 3/15/2035	5,000	5,014
Sempra,
6.400%, Due 10/1/2054, (5 yr. CMT + 2.632%)D	565,000	515,047
6.875%, Due 10/1/2054, (5 yr. CMT + 2.789%)D	425,000	410,623
6.550%, Due 4/1/2055, (5 yr. CMT + 2.138%)D	195,000	178,349
6.625%, Due 4/1/2055, (5 yr. CMT + 2.354%)D	345,000	326,323

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 5.35% (continued)

Utilities - 1.81% (continued)

Electric - 1.81% (continued)
System Energy Resources, Inc., 5.300%, Due 12/15/2034	$95,000	$93,654
Vistra Operations Co. LLC, 5.125%, Due 5/13/2025C	385,000	384,665

		9,747,705

Total Utilities		9,747,705

Total Corporate Obligations (Cost $29,983,300)		28,863,433

FOREIGN CORPORATE OBLIGATIONS - 2.32%

Consumer, Non-Cyclical - 0.59%

Agriculture - 0.27%
BAT Capital Corp.,
3.462%, Due 9/6/2029	130,000	123,701
6.000%, Due 2/20/2034	130,000	135,752
4.540%, Due 8/15/2047	960,000	755,402
Reynolds American, Inc., 5.700%, Due 8/15/2035	455,000	457,281

		1,472,136

Pharmaceuticals - 0.32%
Bayer U.S. Finance II LLC, 4.250%, Due 12/15/2025C	290,000	288,657
Bayer U.S. Finance LLC,
6.125%, Due 11/21/2026C	400,000	407,036
6.875%, Due 11/21/2053C	995,000	1,011,159

		1,706,852

Total Consumer, Non-Cyclical		3,178,988

Energy - 0.30%

Pipelines - 0.30%
Enbridge, Inc.,
7.200%, Due 6/27/2054, (5 yr. CMT + 2.970%)D	465,000	462,181
7.375%, Due 3/15/2055, (5 yr. CMT + 3.122%)D	1,160,000	1,168,032

		1,630,213

Financial - 1.27%

Banks - 1.17%
Bank of Nova Scotia, 4.900%, Due 6/4/2025, (5 yr. CMT + 4.551%)D E	1,635,000	1,628,125
Barclays PLC,
5.674%, Due 3/12/2028, (1 day USD SOFR + 1.490%)D	320,000	325,924
5.690%, Due 3/12/2030, (1 day USD SOFR + 1.740%)D	200,000	205,232
BPCE SA, 6.508%, Due 1/18/2035, (1 day USD SOFR + 2.791%)C D	1,170,000	1,191,515
HBOS PLC, 6.000%, Due 11/1/2033C	365,000	365,172
NatWest Group PLC, 8.000%, Due 8/10/2025, (5 yr. USD Swap + 5.720%)D E	520,000	521,439
Societe Generale SA, 6.221%, Due 6/15/2033, (1 yr. CMT + 3.200%)C D	200,000	203,207
Toronto-Dominion Bank, 4.568%, Due 12/17/2026	1,870,000	1,876,979

		6,317,593

Insurance - 0.10%
Fairfax Financial Holdings Ltd., 6.350%, Due 3/22/2054	550,000	551,158

Total Financial		6,868,751

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 2.32% (continued)

Utilities - 0.16%

Electric - 0.16%
Electricite de France SA,
4.750%, Due 10/13/2035C	$320,000	$303,148
6.000%, Due 4/22/2064C	570,000	531,143

		834,291

Total Foreign Corporate Obligations (Cost $12,483,452)		12,512,243

FOREIGN SOVEREIGN OBLIGATIONS - 0.51%
Israel Government International Bonds,
5.375%, Due 3/12/2029	205,000	208,220
5.500%, Due 3/12/2034	780,000	773,058
5.625%, Due 2/19/2035	200,000	198,660
Mexico Government International Bonds,
4.280%, Due 8/14/2041	990,000	736,950
3.771%, Due 5/24/2061	1,440,000	817,875

Total Foreign Sovereign Obligations (Cost $2,871,017)		2,734,763

ASSET-BACKED OBLIGATIONS - 1.04%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022-1 A3	56,466	56,318
AmeriCredit Automobile Receivables Trust, 4.380%, Due 4/18/2028, 2022-2 A3	61,191	61,143
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022-A A3	27,371	27,291
CarMax Auto Owner Trust, 5.500%, Due 1/16/2029, 2024-2 A3	395,000	401,296
CNH Equipment Trust, 5.420%, Due 10/15/2027, 2024-B A2A	99,651	99,873
Compass Datacenters Issuer III LLC, 5.656%, Due 2/25/2050, 2025-1A A2C	325,000	324,409
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021-2 AC	300,000	287,451
GM Financial Automobile Leasing Trust, 4.660%, Due 2/21/2028, 2025-1 A3	130,000	130,888
GM Financial Consumer Automobile Receivables Trust, 4.620%, Due 12/17/2029, 2025-1 A3	380,000	383,739
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021-1 AC	245,000	234,530
Honda Auto Receivables Owner Trust,
1.880%, Due 5/15/2026, 2022-1 A3	45,602	45,403
4.570%, Due 9/21/2029, 2025-1 A3	390,000	393,715
John Deere Owner Trust,
2.320%, Due 9/15/2026, 2022-A A3	40,993	40,803
3.740%, Due 2/16/2027, 2022-B A3	119,974	119,500
5.420%, Due 5/17/2027, 2024-B A2A	550,660	553,139
Mercedes-Benz Auto Lease Trust, 5.440%, Due 2/16/2027, 2024-A A2A	206,669	207,229
New Economy Assets - Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021-1 A1C	345,000	323,896
Porsche Financial Auto Securitization Trust, 4.440%, Due 1/22/2030, 2024-1A A3C	700,000	702,738
Porsche Innovative Lease Owner Trust, 4.670%, Due 11/22/2027, 2024-1A A3C	280,000	280,820
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIC	275,100	249,408
Toyota Auto Loan Extended Note Trust,
1.350%, Due 5/25/2033, 2020-1A AC	285,000	284,324
4.930%, Due 6/25/2036, 2023-1A AC	100,000	101,934
Toyota Auto Receivables Owner Trust, 1.230%, Due 6/15/2026, 2022-A A3	16,906	16,866
World Omni Automobile Lease Securitization Trust, 4.420%, Due 4/17/2028, 2025-A A3	280,000	280,682

Total Asset-Backed Obligations (Cost $5,649,426)		5,607,395

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.21%
BX Commercial Mortgage Trust, 5.136%, Due 9/15/2036, 2021-VOLT A, (1 mo. USD Term SOFR + 0.814%)C D	385,000	381,390
NRTH Mortgage Trust, 5.963%, Due 3/15/2039, 2024-PARK A, (1 mo. USD Term SOFR + 1.641%)C D	785,000	779,358

Total Commercial Mortgage-Backed Obligations (Cost $1,168,185)		1,160,748

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 14.36%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	24,341	24,051

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 14.36% (continued)
Federal Home Loan Mortgage Corp., (continued)
3.000%, Due 11/1/2032	$55,552	$54,069
2.500%, Due 6/1/2035	128,759	120,155
2.000%, Due 3/1/2036	440,908	400,800
2.500%, Due 9/1/2041	415,058	364,872
2.500%, Due 11/1/2041	225,816	198,511
3.500%, Due 5/1/2042	348,932	324,652
4.000%, Due 6/1/2042	654,552	624,016
3.000%, Due 4/1/2047	277,500	242,213
3.500%, Due 1/1/2048	148,304	135,775
4.000%, Due 4/1/2048	118,910	111,380
3.000%, Due 8/1/2048	199,585	176,690
2.500%, Due 7/1/2050	265,281	222,766
2.500%, Due 11/1/2051	378,824	318,643
2.000%, Due 2/1/2052	677,482	541,862
2.000%, Due 3/1/2052	815,925	647,233
2.500%, Due 5/1/2052	537,754	450,829
5.000%, Due 6/1/2052	127,439	125,037
6.000%, Due 3/1/2053	703,043	722,215
4.500%, Due 5/1/2053	719,061	687,698
5.000%, Due 8/1/2053	787,567	771,510
6.000%, Due 8/1/2053	738,185	750,838
5.500%, Due 9/1/2053	781,899	789,939
6.000%, Due 12/1/2053	197,203	200,978
5.500%, Due 2/1/2054	1,198,903	1,200,110
5.500%, Due 4/1/2054	1,130,759	1,129,438
6.000%, Due 4/1/2054	518,267	530,858
6.000%, Due 8/1/2054	879,145	896,767
5.000%, Due 9/1/2054	804,163	790,098
5.500%, Due 10/1/2054	893,740	896,010

		14,450,013

Federal National Mortgage Association,
3.500%, Due 1/1/2028	10,029	9,929
4.500%, Due 4/1/2034	48,518	48,729
3.000%, Due 10/1/2034	108,182	103,870
2.000%, Due 11/1/2035	289,068	264,018
2.000%, Due 12/1/2035	137,918	125,980
2.000%, Due 1/1/2036	222,909	203,597
2.500%, Due 4/1/2036	240,096	223,448
3.500%, Due 6/1/2037	74,424	72,007
5.500%, Due 6/1/2038	8,966	9,144
5.000%, Due 5/1/2040	50,694	51,070
5.000%, Due 6/1/2040	33,630	33,879
2.500%, Due 11/1/2041	269,960	237,317
5.000%, Due 3/1/2042	23,333	23,506
3.500%, Due 7/1/2043	50,676	47,273
4.000%, Due 7/1/2045	96,171	91,264
3.500%, Due 8/1/2045	25,862	23,842
3.500%, Due 5/1/2046	63,794	58,600
3.000%, Due 6/1/2046	188,508	167,306
4.000%, Due 7/1/2046	79,923	75,945
3.000%, Due 10/1/2046	147,330	130,489
3.000%, Due 11/1/2046	199,965	178,341
3.500%, Due 11/1/2046	262,439	242,264
3.000%, Due 12/1/2046	123,638	109,680
3.500%, Due 3/1/2047	29,887	27,422
4.500%, Due 7/1/2047	13,602	13,210
4.500%, Due 8/1/2047	53,054	51,581
3.500%, Due 9/1/2047	75,482	69,096
4.500%, Due 7/1/2048	90,794	88,331
4.500%, Due 3/1/2049	114,552	111,160
4.500%, Due 10/1/2049	93,405	90,328

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 14.36% (continued)
Federal National Mortgage Association, (continued)
4.000%, Due 11/1/2049	$226,958	$213,364
2.500%, Due 6/1/2050	232,193	195,236
2.500%, Due 8/1/2050	628,103	525,679
3.000%, Due 8/1/2050	216,140	189,266
2.500%, Due 9/1/2050	230,373	193,034
2.500%, Due 10/1/2050	96,497	80,706
3.000%, Due 10/1/2050	388,700	340,918
3.000%, Due 11/1/2050	630,040	550,043
2.500%, Due 2/1/2051	750,946	629,080
2.000%, Due 3/1/2051	681,182	548,370
2.000%, Due 4/1/2051	853,829	683,471
3.000%, Due 5/1/2051	308,465	270,378
3.000%, Due 6/1/2051	123,517	107,830
3.500%, Due 6/1/2051	360,566	326,231
2.000%, Due 7/1/2051	1,214,654	971,243
3.500%, Due 7/1/2051	630,344	573,641
2.500%, Due 8/1/2051	511,914	429,315
2.500%, Due 10/1/2051	326,687	274,471
2.500%, Due 11/1/2051	361,435	301,399
3.000%, Due 11/1/2051	419,524	364,138
3.000%, Due 12/1/2051	604,035	524,754
2.000%, Due 1/1/2052	1,250,564	1,003,448
2.500%, Due 2/1/2052	1,344,416	1,124,692
3.500%, Due 5/1/2052	375,894	339,541
4.000%, Due 5/1/2052	332,672	311,862
4.000%, Due 6/1/2052	674,109	630,680
5.000%, Due 6/1/2052	735,839	730,218
4.500%, Due 10/1/2052	480,868	461,513
5.000%, Due 12/1/2052	338,948	332,685
5.000%, Due 4/1/2053	270,431	267,102
4.500%, Due 6/1/2053	713,043	688,588
5.000%, Due 6/1/2053	324,354	321,771
5.500%, Due 6/1/2053	756,616	755,305
5.500%, Due 7/1/2053	706,251	710,205
5.500%, Due 10/1/2053	730,945	729,056
6.000%, Due 1/1/2054	821,487	840,873
5.500%, Due 2/1/2054	781,289	783,997
6.500%, Due 6/1/2054	99,368	103,285
5.500%, Due 11/1/2054	892,089	891,047

		22,301,061

Government National Mortgage Association,
5.000%, Due 10/15/2039	37,041	37,368
3.500%, Due 9/15/2041	83,955	78,234
3.500%, Due 8/20/2047	29,640	27,192
3.500%, Due 10/20/2047	34,779	31,899
4.000%, Due 12/20/2047	65,960	61,993
4.000%, Due 1/20/2048	61,474	57,727
5.000%, Due 1/20/2050	92,812	92,225
4.500%, Due 2/20/2050	63,448	61,415
5.000%, Due 2/20/2050	31,343	31,198
2.500%, Due 4/20/2050	437,930	373,870
2.500%, Due 6/20/2051	435,181	370,377
3.000%, Due 6/20/2051	624,830	552,759
2.500%, Due 7/20/2051	558,326	475,077
3.000%, Due 8/20/2051	352,812	315,899
2.500%, Due 11/20/2051	261,542	222,543
3.000%, Due 12/20/2051	681,273	602,398
3.500%, Due 1/20/2052	260,924	236,835

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 14.36% (continued)
Government National Mortgage Association, (continued)
4.000%, Due 3/20/2052	$497,675	$464,564
5.000%, Due 4/20/2053	700,214	688,729
3.000%, Due 5/20/2053	235,044	208,569
3.000%, Due 6/20/2053	637,636	563,706
5.500%, Due 7/20/2053	676,549	677,551
6.000%, Due 10/20/2053	2,059,871	2,092,045
6.000%, Due 11/20/2053	3,481,642	3,535,049
6.000%, Due 12/20/2053	2,196,264	2,229,482
6.000%, Due 4/20/2054	1,599,880	1,622,115
6.000%, Due 5/20/2054	2,959,044	2,999,342
6.000%, Due 6/20/2054	1,670,531	1,692,000
6.000%, Due 7/20/2054	3,552,906	3,591,995
6.000%, Due 8/20/2054	3,194,256	3,230,094
6.000%, Due 9/20/2054	3,546,074	3,586,079
6.000%, Due 10/20/2054	3,002,188	3,035,219
6.000%, Due 11/20/2054	2,025,911	2,048,497
6.000%, Due 12/20/2054	1,801,350	1,821,169
6.000%, Due 1/20/2055	2,973,898	3,007,924

		40,723,138

Total U.S. Agency Mortgage-Backed Obligations (Cost $80,182,122)		77,474,212

U.S. TREASURY OBLIGATIONS - 10.76%
U.S. Treasury Bonds, 3.000%, Due 8/15/2052	5,590,000	4,094,893

U.S. Treasury Floating Rate Notes, 4.343%, Due 1/31/2027, (3 mo. Treasury money market yield + 0.098%)D	4,860,000	4,857,398

U.S. Treasury Inflation-Indexed Bonds, 2.375%, Due 2/15/2055G	4,832,819	4,713,222

U.S. Treasury Notes,
0.250%, Due 5/31/2025	7,305,000	7,279,223
4.875%, Due 4/30/2026	1,255,000	1,266,481
4.625%, Due 4/30/2029	1,695,000	1,752,869
4.625%, Due 4/30/2031	2,205,000	2,292,425
4.375%, Due 5/15/2034	365,000	371,345
3.875%, Due 8/15/2034	16,200,000	15,843,094
4.625%, Due 2/15/2035	15,030,000	15,567,792

		44,373,229

Total U.S. Treasury Obligations (Cost $57,401,717)		58,038,742

	Shares

FOREIGN COMMON STOCKS - 20.12%

Communication Services - 1.99%

Diversified Telecommunication Services - 0.50%
Orange SA	97,178	1,407,477
Singapore Telecommunications Ltd.	443,100	1,282,381

		2,689,858

Entertainment - 0.84%
Nintendo Co. Ltd.	15,800	1,307,274
Sea Ltd., ADR A	18,600	2,493,330
Universal Music Group NV	24,753	724,871

		4,525,475

Interactive Media & Services - 0.47%
Autohome, Inc., ADR	12,702	346,511
Tencent Holdings Ltd.	35,600	2,190,458

		2,536,969

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 20.12% (continued)

Communication Services - 1.99% (continued)

Media - 0.18%
WPP PLC, ADR B	25,900	$998,704

Total Communication Services		10,751,006

Consumer Discretionary - 3.78%

Automobile Components - 0.84%
Aptiv PLCA	42,961	2,451,355
Continental AG	8,809	682,982
Magna International, Inc.B	40,200	1,397,352

		4,531,689

Automobiles - 0.48%
Ferrari NV	4,480	2,038,188
Suzuki Motor Corp.	47,400	566,062

		2,604,250

Broadline Retail - 0.49%
Coupang, Inc.A	54,590	1,275,768
MercadoLibre, Inc.A	580	1,351,893

		2,627,661

Hotels, Restaurants & Leisure - 0.70%
Amadeus IT Group SA	12,887	1,009,962
Compass Group PLC	31,490	1,056,722
Galaxy Entertainment Group Ltd.	119,000	432,694
Meituan, Class BA C	75,700	1,271,818

		3,771,196

Household Durables - 0.47%
Sony Group Corp., ADR B	96,900	2,519,400

Leisure Products - 0.08%
Bandai Namco Holdings, Inc.	12,900	446,511

Specialty Retail - 0.26%
JD Sports Fashion PLC	235,160	246,268
Nitori Holdings Co. Ltd.B	4,400	525,458
Zalando SEA C	17,115	619,858

		1,391,584

Textiles, Apparel & Luxury Goods - 0.46%
Cie Financiere Richemont SA, Class A	3,788	666,635
Gildan Activewear, Inc.	14,970	689,862
Li Ning Co. Ltd.	371,000	703,195
Puma SE	17,020	435,175

		2,494,867

Total Consumer Discretionary		20,387,158

Consumer Staples - 0.92%

Beverages - 0.36%
Anheuser-Busch InBev SA, ADR	10,600	697,586
Arca Continental SAB de CV	51,100	538,165
Fomento Economico Mexicano SAB de CVH	48,400	508,890
Pernod Ricard SA	1,931	208,297

		1,952,938

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 20.12% (continued)

Consumer Staples - 0.92% (continued)

Consumer Staples Distribution & Retail - 0.12%
MatsukiyoCocokara & Co.	34,900	$641,103

Food Products - 0.14%
Toyo Suisan Kaisha Ltd.	11,500	741,572

Personal Products - 0.30%
Unilever PLC, ADR	11,600	737,180
Unilever PLC	14,348	909,997

		1,647,177

Total Consumer Staples		4,982,790

Energy - 0.58%

Oil, Gas & Consumable Fuels - 0.58%
Canadian Natural Resources Ltd.	26,470	759,577
Cenovus Energy, Inc.	28,700	337,799
Suncor Energy, Inc.	14,036	495,730
TotalEnergies SE, ADR	26,800	1,523,580

		3,116,686

Total Energy		3,116,686

Financials - 3.21%

Banks - 2.04%
Bank Mandiri Persero Tbk. PT	2,005,400	590,747
Bank of Nova Scotia	24,090	1,204,018
Bankinter SA	64,539	748,678
Grupo Financiero Banorte SAB de CV, Class O	79,900	685,102
ICICI Bank Ltd., ADR	59,113	1,983,832
KBC Group NV	6,706	615,804
Mitsubishi UFJ Financial Group, Inc., ADR	120,650	1,525,016
Mizuho Financial Group, Inc.	22,100	553,350
NU Holdings Ltd., Class AA	80,880	1,005,338
Piraeus Financial Holdings SA	148,599	826,383
Resona Holdings, Inc.	71,800	571,970
Societe Generale SA	14,033	724,917

		11,035,155

Capital Markets - 0.75%
3i Group PLC	49,185	2,775,340
Deutsche Boerse AG	976	313,455
UBS Group AG	32,530	981,004

		4,069,799

Financial Services - 0.26%
Adyen NVA C	860	1,381,294

Insurance - 0.16%
AIA Group Ltd.	113,200	848,022

Total Financials		17,334,270

Health Care - 0.99%

Health Care Equipment & Supplies - 0.15%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	10,300	311,519
Siemens Healthineers AGC	9,235	495,683

		807,202

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 20.12% (continued)

Health Care - 0.99% (continued)

Health Care Providers & Services - 0.12%
Rede D’Or Sao Luiz SAC	112,900	$636,998

Pharmaceuticals - 0.72%
AstraZeneca PLC	7,790	1,113,753
Merck KGaA	8,040	1,110,280
Novo Nordisk AS, Class B	21,253	1,403,427
Otsuka Holdings Co. Ltd.	5,100	248,151

		3,875,611

Total Health Care		5,319,811

Industrials - 4.22%

Aerospace & Defense - 1.61%
BAE Systems PLC	107,790	2,491,641
Rheinmetall AG	388	658,879
Rolls-Royce Holdings PLC	235,058	2,362,622
Safran SA	6,356	1,677,693
Thales SA	5,291	1,467,909

		8,658,744

Building Products - 0.09%
Cie de Saint-Gobain SA	4,239	458,606

Electrical Equipment - 0.80%
ABB Ltd.	16,200	847,735
Contemporary Amperex Technology Co. Ltd., Class A	13,495	430,150
Legrand SA	5,453	594,887
Siemens Energy AGA	31,910	2,441,521

		4,314,293

Ground Transportation - 0.26%
Canadian Pacific Kansas City Ltd.	19,140	1,387,076

Industrial Conglomerates - 0.07%
Siemens AG	1,724	394,415

Machinery - 0.58%
Mitsubishi Heavy Industries Ltd.	104,500	2,043,882
Sandvik ABB	25,395	525,740
Techtronic Industries Co. Ltd.	56,500	571,149

		3,140,771

Professional Services - 0.60%
Bureau Veritas SA	48,229	1,523,258
RELX PLC	31,496	1,707,113

		3,230,371

Trading Companies & Distributors - 0.21%
Brenntag SE	11,070	734,631
RS Group PLC	61,459	422,228

		1,156,859

Total Industrials		22,741,135

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 20.12% (continued)

Information Technology - 3.57%

Communications Equipment - 0.44%
Telefonaktiebolaget LM Ericsson, ADR	286,240	$2,358,618

Electronic Equipment, Instruments & Components - 0.47%
Hexagon AB, Class BB	111,284	1,078,587
Shimadzu Corp.	24,600	631,087
TE Connectivity PLC	5,600	819,728

		2,529,402

IT Services - 0.51%
Capgemini SE	5,312	841,575
NEC Corp.	51,000	1,239,866
Wix.com Ltd.A	4,136	701,424

		2,782,865

Semiconductors & Semiconductor Equipment - 1.48%
ASM International NV	1,730	833,516
ASML Holding NV	2,367	1,576,044
Disco Corp.	2,000	386,348
Kokusai Electric Corp.B	34,500	635,806
SK Hynix, Inc.	4,517	564,029
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,170	2,195,307
Taiwan Semiconductor Manufacturing Co. Ltd.	64,000	1,816,965

		8,008,015

Software - 0.55%
SAP SE	7,830	2,264,567
TOTVS SA	104,000	689,406

		2,953,973

Technology Hardware, Storage & Peripherals - 0.12%
Samsung Electronics Co. Ltd.	16,629	649,250

Total Information Technology		19,282,123

Materials - 0.54%

Chemicals - 0.46%
Croda International PLC	24,641	969,081
Nippon Sanso Holdings Corp.B	22,200	708,791
Shin-Etsu Chemical Co. Ltd.	26,000	787,383

		2,465,255

Metals & Mining - 0.08%
Rio Tinto PLC	7,902	468,314

Total Materials		2,933,569

Utilities - 0.32%

Electric Utilities - 0.12%
Fortum OYJ	38,171	637,604

Multi-Utilities - 0.20%
Engie SAB	52,706	1,085,790

Total Utilities		1,723,394

Total Foreign Common Stocks (Cost $86,198,407)		108,571,942

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value

FOREIGN PREFERRED STOCKS - 0.17% (Cost $656,692)

Financials - 0.17%

Banks - 0.17%
Itau Unibanco Holding SA, 6.726%F I	147,770	$926,435

SHORT-TERM INVESTMENTS - 2.67% (Cost $14,420,271)

Investment Companies - 2.67%
American Beacon U.S. Government Money Market Select Fund, 4.25%J K	14,420,271	14,420,271

SECURITIES LENDING COLLATERAL - 0.50% (Cost $2,673,745)

Investment Companies - 0.50%
American Beacon U.S. Government Money Market Select Fund, 4.25%J K	2,673,745	2,673,745

TOTAL INVESTMENTS - 100.21% (Cost $472,974,107)		540,624,859
LIABILITIES, NET OF OTHER ASSETS - (0.21)%		(1,137,461)

TOTAL NET ASSETS - 100.00%		$539,487,398

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at April 30, 2025 (Note 9).

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $16,083,280 or 2.98% of net assets. The Fund has no right to demand registration of these securities.

D Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2025.

E Perpetual maturity. The date shown, if any, is the next call date.

F Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

G Inflation-Indexed Note.

H Unit - Usually consists of one common stock and/or rights and warrants.

I A type of Preferred Stock that has no maturity date.

J The Fund is affiliated by having the same investment advisor.

K 7-day yield.

ADR - American Depositary Receipt.
BDC - Business Development Company.
CMT - Constant Maturity Treasury.
LLC - Limited Liability Company.
LP - Limited Partnership.
PLC - Public Limited Company.
PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.
REITs - Real Estate Investment Trusts.
SOFR - Secured Overnight Financing Rate.
USD - United States Dollar.

Long Futures Contracts Open on April 30, 2025:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	22	June 2025	$6,011,112	$6,145,700	$134,588
ICE U.S. mini MSCI EAFE Index Futures	18	June 2025	2,107,928	2,245,230	137,302
ICE U.S. MSCI Emerging Markets Index Futures	19	June 2025	1,010,022	1,054,500	44,478

			$9,129,062	$9,445,430	$316,368

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

April 30, 2025 (Unaudited)

Glossary:

Index Abbreviations:
MSCI EAFE	Morgan Stanley Capital International—Europe, Australasia, and Far East.
S&P 500	Standard & Poor’s 500 Index—U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.
ICE	Intercontinental Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2025, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$227,640,930	$-	$-	$227,640,930
Corporate Obligations	-	28,863,433	-	28,863,433
Foreign Corporate Obligations	-	12,512,243	-	12,512,243
Foreign Sovereign Obligations	-	2,734,763	-	2,734,763
Asset-Backed Obligations	-	5,607,395	-	5,607,395
Commercial Mortgage-Backed Obligations	-	1,160,748	-	1,160,748
U.S. Agency Mortgage-Backed Obligations	-	77,474,212	-	77,474,212
U.S. Treasury Obligations	-	58,038,742	-	58,038,742
Foreign Common Stocks	108,571,942	-	-	108,571,942
Foreign Preferred Stocks	926,435	-	-	926,435
Short-Term Investments	14,420,271	-	-	14,420,271
Securities Lending Collateral	2,673,745	-	-	2,673,745

Total Investments in Securities - Assets	$354,233,323	$186,391,536	$-	$540,624,859

Financial Derivative Instruments - Assets
Futures Contracts	$316,368	$-	$-	$316,368

Total Financial Derivative Instruments - Assets	$316,368	$-	$-	$316,368

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Statement of Assets and Liabilities

April 30, 2025 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value† §	$523,530,843
Investments in affiliated securities, at fair value‡	17,094,016
Foreign currency, at fair value^	43,211
Cash collateral held at broker for futures contracts	853,000
Dividends and interest receivable	1,681,865
Receivable for investments sold	2,480,818
Receivable for tax reclaims	241,670
Receivable for variation margin on open futures contracts (Note 5)	316,473
Prepaid expenses	18,584

Total assets	546,260,480

Liabilities:
Payable for investments purchased	3,176,335
Cash due to broker for futures contracts	324,733
Management and sub-advisory fees payable (Note 2)	425,838
Transfer agent fees payable (Note 2)	3,498
Payable upon return of securities loaned (Note 9)§	2,673,745
Custody and fund accounting fees payable	93,458
Professional fees payable	58,590
Payable for prospectus and shareholder reports	14,425
Other liabilities	2,460

Total liabilities	6,773,082

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$539,487,398

Analysis of net assets:
Paid-in-capital	$458,284,274
Total distributable earnings (deficits)A	81,203,124

Net assets	$539,487,398

Shares outstanding at no par value (unlimited shares authorized)	46,733,749
Net assets	$539,487,398
Net asset value, offering and redemption price per share	$11.54

† Cost of investments in unaffiliated securities	$455,880,091
‡ Cost of investments in affiliated securities	$17,094,016
§ Fair value of securities on loan	$9,435,806
^ Cost of foreign currency	$43,132

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon Diversified FundSM

Statement of Operations

For the period ended April 30, 2025 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$3,739,670
Dividend income from affiliated securities (Note 2)	260,573
Interest income	4,533,596
Income derived from securities lending (Note 9)	19,552
Other income	2

Total investment income	8,553,393

Expenses:
Management and sub-advisory fees (Note 2)	917,608
Transfer agent fees	10,562
Custody and fund accounting fees	89,203
Professional fees	45,315
Prospectus and shareholder report expenses	13,759
Trustee fees (Note 2)	11,575
Line of credit interest expense (Note 10)	3,433
Other expenses	19,115

Total expenses	1,110,570

Net investment income	7,442,823

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	11,809,971
Foreign currency transactions	(41,419)
Futures contracts	(353,186)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(19,720,394)
Foreign currency transactions	18,075
Futures contracts	413,127

Net (loss) from investments	(7,873,826)

Net decrease in net assets resulting from operations	$(431,003)

† Foreign taxes	$159,184

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon Diversified FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$7,442,823	$13,405,849
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, and futures contracts	11,415,366	27,894,824
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	(19,289,192)	70,143,046

Net increase (decrease) in net assets resulting from operations	(431,003)	111,443,719

Distributions to shareholders:
Total retained earnings	(37,138,620)	(12,388,282)

Net distributions to shareholders	(37,138,620)	(12,388,282)

Capital share transactions (Note 11):
Proceeds from sales of shares	3,167,662	3,079,924
Reinvestment of dividends and distributions	37,138,619	12,388,280
Cost of shares redeemed	(17,419,461)	(28,944,278)

Net increase (decrease) in net assets from capital share transactions	22,886,820	(13,476,074)

Net increase (decrease) in net assets	(14,682,803)	85,579,363

Net assets:
Beginning of period	554,170,201	468,590,838

End of period	$539,487,398	$554,170,201

See accompanying notes

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Institutional Funds Trust (the “Trust”) is organized as a Delaware statutory trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2025, the Trust consists of one active series presented in this filing: American Beacon Diversified Fund (the “Fund”). The Fund is not registered under the Securities Act of 1933 and is not available for sale to the public.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

databases maintained by the Fund’s custodian. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized fee of 0.10% based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily.

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Aristotle Capital Management LLC; Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management, LLC; and WCM Investment Management, LLC (“Sub-Advisors”) pursuant to which the Fund has agreed to pay annualized sub-advisory fees that are calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2025 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.10%	$275,329
Sub-Advisory Fees	0.23%	642,279

Total	0.33%	$917,608

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended April 30, 2025, the Manager received securities lending fees of $2,111 for the securities lending activities of the Fund.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an April 30, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2025 Fair Value
U.S. Government Money Market Select	Direct	Diversified	$14,420,271	$-	$-	$260,573	$14,420,271
U.S. Government Money Market Select	Securities Lending	Diversified	2,673,745	-	-	N/A	2,673,745

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2025, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Diversified	$6,076	$839	$6,915

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2025, the Fund did not utilize the credit facility.

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of April 30, 2025, based on management’s evaluation of the shareholder account base, three accounts have been identified as representing an unaffiliated significant ownership of approximately 90% of the Fund’s outstanding shares.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, approved by the Board under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair

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Notes to Financial Statements

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value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading

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Notes to Financial Statements

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patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements

April 30, 2025 (Unaudited)

4. Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts, Global Depositary Receipts, and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Global Depositary Receipts (“GDRs”) are in bearer form and traded in both the U.S. and European securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Asset-Backed Securities (“ABS”)

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund is permitted to invest in ABS, subject to the Fund’s rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or

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Notes to Financial Statements

April 30, 2025 (Unaudited)

services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as MBS and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Debt Securities

The Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed-income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund’s investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Fund may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of

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Notes to Financial Statements

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standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

Restricted securities outstanding during the period ended April 30, 2025 are disclosed in the Notes to the Schedule of Investments.

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Notes to Financial Statements

April 30, 2025 (Unaudited)

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by

U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and nonconforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such

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Notes to Financial Statements

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pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

U. S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U. S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

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Notes to Financial Statements

April 30, 2025 (Unaudited)

Variable or Floating Rate Obligations

The coupon on certain fixed-income securities in which the Fund may invest is not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Fund may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

During the period ended April 30, 2025, the Fund did not have any outstanding forward foreign currency contracts.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2025, the Fund entered into futures contracts primarily for exposing cash to markets.

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Notes to Financial Statements

April 30, 2025 (Unaudited)

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2025
Diversified	48

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2025:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$316,368	$316,368

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(353,186)	$(353,186)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$413,127	$413,127

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2025.

Offsetting of Financial and Derivative Assets as of April 30, 2025:
	Assets	Liabilities
Futures Contracts(1)	$316,368	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$316,368	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(316,368)	$-

	Remaining Contractual Maturity of the Agreements As of April 30, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,673,745	$-	$-	$-	$2,673,745

Total Borrowings	$2,673,745	$-	$-	$-	$2,673,745

Gross amount of recognized liabilities for securities lending transactions					$2,673,745

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset-Backed Securities Risk

Investments in asset-backed securities are influenced by factors affecting the assets underlying the securities, including the broader market sector and individual markets, such as the auto markets. These securities may be more sensitive to changes in interest rates than other types of debt securities. Investments in asset-backed securities also are subject to risks of fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment and extension risk, callable securities risk, valuation risk, liquidity risk, and restricted securities risk. A decline in the credit quality of the issuers of asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying assets, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Counterparty Risk

The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisors require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Fund may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio.

Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and may make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Fund can invest significantly in high yield investments that are considered speculative in nature, this risk may be substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities, could affect the Fund’s performance.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward foreign currency futures contracts and currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose to not hedge its currency risks.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Exposure Risk

The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). Futures contracts on indices expose the Fund to volatility in an underlying index. Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways.

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Interest rates are currently at or near historic lows, and some investments may have negative interest rates. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in selecting and overseeing the sub-advisors and allocating the Fund’s assets to sub-advisors. The sub-advisors’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each sub-advisor makes its trading decisions independently, the sub-advisors may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

Prepayment and extension risk is the risk that a bond or other fixed-income security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be prepaid as expected. Due to a decline in interest rates or excess cash flow into the issuer, a debt security may be called or otherwise converted, prepaid or redeemed before maturity. If this occurs, no additional interest will be paid on the investment. The Fund may have to reinvest the proceeds in another investment at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security, any of which could result in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default or delayed payment, heighten interest rate risk and increase the potential for a decline in an investment’s price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to the Fund for investment would be reduced. Extensions of obligations could cause the Fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the Fund’s performance.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. Heavy redemptions could hurt the Fund’s performance.

Securities Lending Risk

To the extent the Fund lends its securities, it may be subject to the following risks: (i) the securities in which the Fund reinvests cash collateral may decrease in value, causing the Fund to incur a loss, or may not perform sufficiently to cover the Fund’s payment to the borrower of a pre-negotiated fee or “rebate” for the use

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

of that cash collateral in connection with the loan; (ii) non-cash collateral may decline in value, resulting in the Fund becoming under-secured; (iii) delays may occur in the recovery of loaned securities from borrowers, which could result in the Fund being unable to vote proxies or settle transactions or cause the Fund to incur increased costs; and (iv) if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the stated interest rate and face value at maturity, not its current market price. The market prices for such securities are not guaranteed and will fluctuate. Certain securities held by the Fund that are issued by government- sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’’), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Bank (‘‘FHLB’’), and Federal Farm Credit Bank (“FFCB”), are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government, and no assurance can be given that the U.S. government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. government securities and securities of government-sponsored enterprises are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing. It is possible that the U.S. government and government-sponsored enterprises will not have the funds to meet their payment obligations in the future.

Valuation Risk

This is the risk that the Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, the Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the Fund determines its NAV. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, Secured Overnight Financing Rate (“SOFR”), or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2025, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified	$476,592,016	$81,645,614	$(17,594,179)	$64,051,435

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2024, the Fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Diversified	$93,429,060	$116,465,331	$91,696,962	$125,034,371

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2025 were as follows:

Fund	Type of Transaction	October 31, 2024 Shares/Fair Value	Purchases	Sales	April 30, 2025 Shares/Fair Value
Diversified	Direct	$10,688,461	$129,113,349	$125,381,539	$14,420,271
Diversified	Securities Lending	2,261,740	18,866,524	18,454,519	2,673,745

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2025, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Diversified	$9,435,806	$2,673,745	$ 6,983,859	$9,657,604

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and

Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

American Beacon Diversified FundSM

Notes to Financial Statements

April 30, 2025 (Unaudited)

10. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2025, the Fund did not utilize these facilities.

11. Capital Share Transactions

The table below summarizes the activity in capital shares for the Fund Shares:

	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Diversified Fund	Shares	Amount	Shares	Amount
Shares sold	266,084	$3,167,662	264,240	$3,079,924
Reinvestment of dividends	3,260,634	37,138,619	1,102,160	12,388,280
Shares redeemed	(1,478,053)	(17,419,461)	(2,468,051)	(28,944,278)

Net increase (decrease) in shares outstanding	2,048,665	$22,886,820	(1,101,651)	$(13,476,074)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

American Beacon Diversified FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020A

Net asset value, beginning of period	$12.40		$10.23	$10.31	$13.25	$10.56	$10.88

Income (loss) from investment operations:
Net investment income	0.16	B	0.30	0.25	0.18	0.16	0.20
Net gains (losses) on investments (both realized and unrealized)	(0.19)		2.14	0.15	(2.01)	2.95	(0.08)

Total income (loss) from investment operations	(0.03)		2.44	0.40	(1.83)	3.11	0.12

Less distributions:
Dividends from net investment income	(0.32)		(0.27)	(0.19)	(0.17)	(0.19)	(0.28)
Distributions from net realized gains	(0.51)		—	(0.29)	(0.94)	(0.23)	(0.16)

Total distributions	(0.83)		(0.27)	(0.48)	(1.11)	(0.42)	(0.44)

Net asset value, end of period	$11.54		$12.40	$10.23	$10.31	$13.25	$10.56

Total returnC	(0.10	)%D	24.16%	3.84%	(15.05)%	30.04%	1.04%

Ratios and supplemental data:
Net assets, end of period	$539,487,398		$554,170,201	$468,590,838	$475,454,727	$589,868,075	$486,686,449
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.41	%E	0.42%	0.41%	0.41%	0.39%	0.40%
Expenses, net of reimbursements and/or recoupments	0.41	%E	0.42%	0.41%	0.41%	0.39%	0.40%
Net investment income, before expense reimbursements and/or recoupments	2.72	%E	2.50%	2.33%	1.50%	1.23%	1.82%
Net investment income, net of reimbursements and/or recoupments	2.72	%E	2.50%	2.33%	1.50%	1.23%	1.82%
Portfolio turnover rate	39	%D	59%	59%	47%	41%	74%

A	On March 9, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On March 10, 2020, WCM Investment Management LLC began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

Delivery of Documents

To obtain more information about the Fund:

By E-mail:
american_beacon.funds@ambeacon.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Institutional Funds Trust or American Beacon Diversified Fund P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS,Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts

This report is prepared for shareholders of the American Beacon Diversified Fund and may be distributed to others only if preceded or accompanied by a current Private Placement Memorandum.

American Beacon Institutional Funds Trust and American Beacon Diversified Fund are service marks of American Beacon Advisors, Inc.

SAR 04/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Institutional Funds Trust

By	/s/ Gregory J. Stumm
Gregory J. Stumm
President
American Beacon Institutional Funds Trust
Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm
Gregory J. Stumm
President
American Beacon Institutional Funds Trust
Date: July 7, 2025

By	/s/ Sonia L. Bates
Sonia L. Bates
Chief Accounting Officer and Treasurer
American Beacon Institutional Funds Trust
Date: July 7, 2025